Consolidated Portfolio of Investments

December 31, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

	Shares or Principal Amount	Value
LONG-TERM INVESTMENTS (99.9%)
COMMON STOCKS (90.4%)
ARGENTINA (1.8%)
Industrials (1.0%)
Corp. America Airports SA(a)	339,800	$1,960,646

Materials (0.8%)
Loma Negra Cia Industrial Argentina SA, ADR(a)	251,200	1,675,504
		3,636,150
BRAZIL (4.9%)
Industrials (4.1%)
CCR SA	2,534,100	5,261,034
Rumo SA(a)	969,000	3,084,268
		8,345,302
Utilities (0.8%)
Omega Energia SA(a)	750,905	1,705,377
		10,050,679
CANADA (4.7%)
Energy (2.5%)
Enbridge, Inc.	129,400	5,054,472

Industrials (2.2%)
Canadian Pacific Railway Ltd.	63,425	4,562,794
		9,617,266
CHINA (3.5%)
Industrials (2.0%)
COSCO SHIPPING Ports Ltd.	2,314,100	2,011,251
Zhejiang Expressway Co. Ltd., Class H	2,336,000	2,082,090
		4,093,341
Information Technology (0.6%)
GDS Holdings Ltd., ADR(a)	27,400	1,292,184

Utilities (0.9%)
Beijing Enterprises Water Group Ltd.	4,724,000	1,835,494
		7,221,019
FRANCE (9.2%)
Industrials (5.3%)
Eiffage SA	37,900	3,907,631
Getlink SE	133,500	2,211,064
Vinci SA	45,300	4,784,350
		10,903,045
Utilities (3.9%)
Engie SA	238,800	3,535,525

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (continued)

December 31, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

Veolia Environnement SA	117,700	$4,322,401
		7,857,926
		18,760,971
GERMANY (4.1%)
Communication Services (1.4%)
Vantage Towers AG	80,265	2,938,879

Utilities (2.7%)
RWE AG	135,700	5,498,094
		8,436,973
INDONESIA (2.1%)
Communication Services (2.1%)
Sarana Menara Nusantara Tbk PT	30,491,500	2,404,366
Tower Bersama Infrastructure Tbk PT	8,712,000	1,805,103
		4,209,469
ITALY (6.1%)
Communication Services (1.3%)
Infrastrutture Wireless Italiane SpA(b)	222,500	2,698,044

Industrials (1.6%)
Atlantia SpA(a)	162,600	3,226,271

Materials (1.1%)
Buzzi Unicem SpA	106,700	2,298,947

Utilities (2.1%)
Enel SpA	521,400	4,169,155
		12,392,417
JAPAN (0.7%)
Industrials (0.7%)
East Japan Railway Co.	24,400	1,500,003

LUXEMBOURG (1.8%)
Communication Services (1.8%)
Millicom International Cellular SA(a)	33,600	955,127
SES SA, ADR	332,800	2,637,421
		3,592,548
MALAYSIA (1.1%)
Industrials (1.1%)
Malaysia Airports Holdings Bhd(a)	1,597,500	2,292,863

MEXICO (1.8%)
Industrials (1.8%)
Promotora y Operadora de Infraestructura SAB de CV	460,500	3,593,049

NETHERLANDS (0.8%)
Communication Services (0.8%)
Koninklijke KPN NV	554,100	1,722,200

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (continued)

December 31, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

NORWAY (1.1%)
Communication Services (1.1%)
Telenor ASA	142,400	$2,238,393

PHILIPPINES (2.0%)
Industrials (2.0%)
International Container Terminal Services, Inc.	1,035,900	4,062,951

SPAIN (9.7%)
Communication Services (2.8%)
Cellnex Telecom SA(b)	98,700	5,717,454

Industrials (4.8%)
Aena SME SA(a)(b)	23,500	3,700,873
Ferrovial SA	195,561	6,115,908
		9,816,781
Utilities (2.1%)
EDP Renovaveis SA	174,100	4,329,426
		19,863,661
UNITED KINGDOM (4.6%)
Communication Services (1.1%)
Vodafone Group PLC, ADR	147,900	2,208,147

Industrials (1.2%)
National Express Group PLC(a)	724,878	2,533,724

Utilities (2.3%)
National Grid PLC, ADR	34,800	2,516,736
SSE PLC	92,200	2,061,147
		4,577,883
		9,319,754
UNITED STATES (30.4%)
Communication Services (1.9%)
DISH Network Corp., Class A(a)	55,000	1,784,200
Verizon Communications, Inc.	38,200	1,984,872
		3,769,072
Consumer Discretionary (0.5%)
TravelCenters of America, Inc.(a)	18,500	954,970

Energy (4.1%)
Kinder Morgan, Inc.	280,000	4,440,800
Williams Cos., Inc. (The)	153,200	3,989,328
		8,430,128
Industrials (5.3%)
CoreCivic, Inc., REIT(a)	97,000	967,090
Dycom Industries, Inc.(a)	21,200	1,987,712
Norfolk Southern Corp.	14,500	4,316,795
Union Pacific Corp.	14,100	3,552,213
		10,823,810

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (continued)

December 31, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

Real Estate (5.1%)
American Tower Corp., REIT	15,600	$4,563,000
Crown Castle International Corp., REIT	26,000	5,427,240
GEO Group, Inc. (The), REIT	58,400	452,600
		10,442,840
Utilities (13.5%)
American Electric Power Co., Inc.	35,600	3,167,332
Atlantica Sustainable Infrastructure PLC	90,500	3,236,280
CenterPoint Energy, Inc.	119,100	3,324,081
Clearway Energy, Inc., Class C	62,800	2,262,684
CMS Energy Corp.	49,400	3,213,470
FirstEnergy Corp.	88,100	3,664,079
NextEra Energy, Inc.	44,200	4,126,512
Vistra Corp.	203,200	4,626,864
		27,621,302
		62,042,122
Total Common Stocks		184,552,488
PRIVATE EQUITY (9.5%)
UNITED STATES (9.5%)
Arroyo Trinity Direct Investment I, L.P. (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(c)(d)(f)	—	2,042,521
BT Co-Invest Fund, L.P.(a)(c)(d)(e)	—	2,999,911
CAI Co-Invest LP (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(a)(c)(d)(f)	—	827,401
Cresta BBR Co-Invest BL LLC(a)(c)(d)(f)	—	3,398,186
Cresta Highline Co-Invest Fund I (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(a)(c)(d)(f)	—	5,013,613
OYA Solar CDG LLC (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(c)(d)(f)	—	5,144,348
		19,425,980
Total Private Equity		19,425,980
SHORT-TERM INVESTMENT—0.5%
UNITED STATES (0.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(g)	963,331	963,331
Total Short-Term Investment		963,331
Total Investments (Cost $180,301,897)—100.4%		204,941,799
Liabilities in Excess of Other Assets—(0.4)%		(893,082)
Net Assets—100.0%		$204,048,717

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Restricted security, not readily marketable. See Note 2(b) of the accompanying Notes to Consolidated Financial Statements.
(d)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund's Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade price. See Note (a) of the accompanying Notes to Consolidated Financial Statements.
(e)	BT Co Blocker invests 100% of its capital in BT Co-Invest Fund, L.P., in which the Fund's percent of ownership is approximately 18%.

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (concluded)

December 31, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

(f)	Aberdeen Standard Global Infrastructure Income Fund BL, LLC invests 100% of its capital in Arroyo Trinity Direct Investment I, BT Co-Invest Fund, L.P., Climate Adaptive Infrastructure (CAI) Co-Invest Fund LP, Cresta Highline Co-Invest, L.P. and OYA Solar CDG LLC Fund in which the Fund's percent of ownership is approximately 2%, 9%, 8%, 32% and 14%, respectively.
(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of December 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Consolidated Portfolio of Investments

December 31, 2021 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Aberdeen Standard Global Infrastructure Income Fund

Notes to Portfolio of Investments (unaudited) (concluded)

December 31, 2021

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund may also invest in infrastructure investments through private transactions, which represented 6.1% of the net assets of the Fund as of December 31, 2021. Investments in private infrastructure opportunities will typically be securities for which a liquid trading market does not exist. The fair value of these securities may not be readily determinable. The Fund will value these securities in accordance with the valuation policies and procedures established by the Board of Trustees. The types of factors that may be considered in fair value pricing of the Fund’s investments include, as applicable, the nature and realizable value of any collateral, the issuer’s ability to make payments, the markets in which the issuer does business, comparison to publicly traded companies discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of nontraded securities and private companies, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The determination of fair value by the Board of Trustees may differ materially from the values that would have been used if a liquid trading market for these securities existed. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher or lower than the values that the Fund ultimately realizes upon the disposal of such investments.

Aberdeen Standard Global Infrastructure Income Fund